Cover	Dec. 16, 2020	Nov. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2020
Entity File Number	001-08359
Entity Registrant Name	NEW JERSEY RESOURCES CORP
Entity Central Index Key	0000356309
Entity Tax Identification Number	22-2376465
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	1415 Wyckoff Road
Entity Address, City or Town	Wall
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07719
City Area Code		732
Local Phone Number		938-1480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $2.50 par value
Trading Symbol	NJR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false